Note 5 - Loans and Related Allowance for Loan and Lease Losses - Nonaccrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans, nonacrrual status	$ 8,879	$ 6,595
Loans, 90+ days past due and accruing	0	945
Commercial And Industrial [Member]
Loans, nonacrrual status	946	996
Loans, 90+ days past due and accruing	0	91
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, nonacrrual status	3,285	2,731
Loans, 90+ days past due and accruing	0	754
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, nonacrrual status	4,451	2,864
Loans, 90+ days past due and accruing	0	100
Consumer Portfolio Segment [Member]
Loans, nonacrrual status	197	4
Loans, 90+ days past due and accruing	$ 0	$ 0